Expense Example - American Century ETF Trust - Avantis Total Equity Markets ETF - Avantis Total Equity Markets ETF Class	Jan. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 23
Expense Example, with Redemption, 3 Years	$ 71